Shareholder Report, Average Annual Return (Details)		12 Months Ended	14 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		17.45%		10.08%	9.65%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		22.37%		10.50%	9.45%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		24.71%		11.69%	10.65%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		24.59%		11.61%	10.54%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		26.32%		9.75%	9.02%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		31.63%		10.16%	8.82%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		33.32%		10.73%	9.38%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		34.11%		11.37%	10.02%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		33.98%		11.27%	9.91%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		12.50%		4.68%	5.32%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		17.08%		5.06%	5.13%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		18.75%		5.59%	5.66%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		19.43%		6.19%	6.28%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		19.25%		6.11%	6.19%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		7.45%		4.42%	3.46%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		8.54%		4.48%	3.28%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		10.37%		5.26%	4.06%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		10.29%		5.17%	3.96%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		18.70%	9.23%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		4.37%		1.41%	1.47%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		5.48%		1.48%	1.30%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		6.50%		1.60%	1.43%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		7.21%		2.22%	2.07%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		6.99%		2.11%	1.95%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		4.10%		0.79%	0.59%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1 (with sales charge)
Average Annual Return, Percent		4.26%		0.94%	0.75%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		5.07%		0.81%	0.42%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		6.78%		1.56%	1.17%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		6.89%		1.49%	1.07%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		6.85%		(1.16%)	0.60%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		9.36%		(0.81%)	0.58%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		10.62%		(0.64%)	0.74%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		11.30%		(0.06%)	1.36%
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		11.19%		(0.17%)	1.24%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		24.28%		11.33%	10.27%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		23.37%		10.50%	9.45%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		33.65%		11.00%	9.63%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		32.63%		10.16%	8.82%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		19.00%		5.86%	5.92%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		18.08%		5.06%	5.13%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		10.01%		4.91%	3.71%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		9.57%		4.49%	3.29%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.76%		1.87%	1.70%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		6.50%		1.48%	1.30%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.49%		1.24%	0.82%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1
Average Annual Return, Percent		6.65%		1.39%	0.98%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		6.07%		0.81%	0.42%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		10.99%		(0.40%)	0.99%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		10.36%		(0.81%)	0.58%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		37.86%		14.60%	12.44%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%	6.46%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		10.55%		(0.23%)	1.49%
ICE BofA Convertibles Total Return Alternatives Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Convertibles Total Return Alternatives Index
Average Annual Return, Percent		22.16%		7.13%	7.57%
ICE BofA Convertibles Total Return Alternatives Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Convertibles Total Return Alternatives Index
Average Annual Return, Percent		22.16%		7.13%	7.57%
ICE BofA Convertibles Total Return Alternatives Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Convertibles Total Return Alternatives Index
Average Annual Return, Percent		22.16%		7.13%	7.57%
ICE BofA Convertibles Total Return Alternatives Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Convertibles Total Return Alternatives Index
Average Annual Return, Percent		22.16%		7.13%	7.57%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		30.98%		10.14%	8.87%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		30.98%		10.14%	8.87%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		30.98%		10.14%	8.87%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		30.98%		10.14%	8.87%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		30.98%		10.14%	8.87%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		20.20%		4.82%	6.04%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		20.20%		4.82%	6.04%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		20.20%		4.82%	6.04%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		20.20%		4.82%	6.04%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended 50% MSCI USA High Dividend Yield Index + 25% ICE BofA U.S. Corporate & High Yield Index + 25% Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		20.20%		4.82%	6.04%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		38.02%		15.26%	13.00%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	[1]	10.56%		6.02%	4.92%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		10.55%		5.88%	4.91%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	[2]	10.56%		6.02%	4.92%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		10.55%		5.88%	4.91%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	[3]	10.56%		6.02%	4.92%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		10.55%		5.88%	4.91%
Morningstar LSTA US Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar LSTA U.S. Leveraged Loan Index
Average Annual Return, Percent	[4]	10.56%		6.02%	4.92%
Credit Suisse Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Credit Suisse Leveraged Loan Index
Average Annual Return, Percent		10.55%		5.88%	4.91%
Bloomberg U.S. Long Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Credit Index
Average Annual Return, Percent		18.80%	9.56%
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government & Credit (1-3 Year) Index
Average Annual Return, Percent		6.25%		1.51%	1.56%
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government & Credit (1-3 Year) Index
Average Annual Return, Percent		6.25%		1.51%	1.56%
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government & Credit (1-3 Year) Index
Average Annual Return, Percent		6.25%		1.51%	1.56%
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government & Credit (1-3 Year) Index
Average Annual Return, Percent		6.25%		1.51%	1.56%
Bloomberg U.S. Government & Credit (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government & Credit (1-3 Year) Index
Average Annual Return, Percent		6.25%		1.51%	1.56%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent		5.78%		1.30%	1.32%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent		5.78%		1.30%	1.32%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent		5.78%		1.30%	1.32%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent		5.78%		1.30%	1.32%
Bloomberg U.S. Government (1-3 Year) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government (1-3 Year) Index
Average Annual Return, Percent		5.78%		1.30%	1.32%

[1]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[2]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[3]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.

[4]
1	Effective March 1, 2024, the Morningstar LSTA US Leveraged Loan Index replaced the Credit Suisse Leveraged Loan Index as the Fund’s benchmark. The Fund’s investment manager believes the Morningstar LSTA US Leveraged Loan Index is an appropriate benchmark for the Fund.